Comprehensive Income Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
Three months ended September 30, 2024

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension	Cash Flow Hedging	Total Accumulated Other Comprehensive Income (Loss)
Balance at June 30, 2024, net of tax:	$(432)	$(512)	$1	$(943)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	179	—	(15)	164
Amounts reclassified out	—	13	—	13
Total other comprehensive income (loss), before tax	179	13	(15)	177
Tax effect	—	(3)	4	1
Total other comprehensive income (loss), net of tax	179	10	(11)	178
Transfers from 3M, net of tax	—	—	—	—
Balance at September 30, 2024, net of tax:	$(253)	$(502)	$(10)	$(765)
Three months ended September 30, 2023

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension	Total Accumulated Other Comprehensive Income (Loss)
Balance at June 30, 2023, net of tax:	$(414)	$7	$(407)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(134)	—	(134)
Amounts reclassified out	—	—	—
Total other comprehensive income (loss), before tax	(134)	—	(134)
Tax effect	—	—	—
Total other comprehensive income (loss), net of tax	(134)	—	(134)
Transfers from 3M, net of tax	—	—	—
Balance at September 30, 2023, net of tax:	$(548)	$7	$(541)
Nine months ended September 30, 2024

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension	Cash Flow Hedging	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2023, net of tax:	$(347)	$10	$—	$(337)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	56	—	(13)	43
Amounts reclassified out	38	26	—	64
Total other comprehensive income (loss), before tax	94	26	(13)	107
Tax effect	—	(6)	3	(3)
Total other comprehensive income (loss), net of tax	94	20	(10)	104
Transfers from 3M, net of tax	—	(532)	—	(532)
Balance at September 30, 2024, net of tax:	$(253)	$(502)	$(10)	$(765)
Nine months ended September 30, 2023

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension	Total Accumulated Other Comprehensive Income (Loss)
Balance at December 31, 2022, net of tax:	$(504)	$7	$(497)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(44)	—	(44)
Amounts reclassified out	—	—	—
Total other comprehensive income (loss), before tax	(44)	—	(44)
Tax effect	—	—	—
Total other comprehensive income (loss), net of tax	(44)	—	(44)
Transfers from 3M, net of tax	—	—	—
Balance at September 30, 2023, net of tax:	$(548)	$7	$(541)

Changes in Accumulated Other Comprehensive Income (Loss) by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension Plans Adjustment	Total Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2021, net of tax	$107	$(37)	$70
Other comprehensive income (loss), before tax
Amounts before reclassification	(280)	10	(270)
Amounts reclassified out	—	3	3
Total other comprehensive income (loss), before tax	(280)	13	(267)
Tax effect	—	(3)	(3)
Total other comprehensive income (loss), net of tax	(280)	10	(270)
Balance at December 31, 2021, net of tax	$(173)	$(27)	$(200)
Other comprehensive income (loss), before tax
Amounts before reclassification	(331)	45	(286)
Amounts reclassified out	—	2	2
Total other comprehensive income (loss), before tax	(331)	47	(284)
Tax effect	—	(13)	(13)
Total other comprehensive income (loss), net of tax	(331)	34	(297)
Balance at December 31, 2022, net of tax	$(504)	$7	$(497)
Other comprehensive income (loss), before tax
Amounts before reclassification	157	(50)	107
Amounts reclassified out	—	—	—
Total other comprehensive income (loss), before tax	157	(50)	107
Tax effect	—	17	17
Total other comprehensive income (loss), net of tax	157	(33)	124
Transfers from 3M, net of tax	—	36	36
Balance at December 31, 2023, net of tax	$(347)	$10	$(337)